Consolidated Balance Sheet - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	R$ 280,091	R$ 223,302
Cash and bank deposits	121,498	99,156
Financial instruments at fair value through profit or loss	153,729	120,492
Financial instruments at amortized cost	4,864	3,654
Financial instruments at fair value through profit or loss	1,534,471	1,531,036
Accounts receivable	214,706	227,951
Sub-leases receivable	0	1,758
Taxes recoverable	20,010	22,137
Other assets	70,168	55,273
Total current assets	2,119,446	2,061,457
Non-current assets
Financial instruments at fair value through profit or loss	151,615	140,824
Financial instruments at amortized cost	6,141	6,991
Accounts receivable	17,518	15,901
Sub-leases receivable	0	4,081
Taxes recoverable	1,225	704
Deferred taxes	47,393	31,346
Other assets	38,315	49,468
Total noncurrent asset other than capital assets	262,207	249,315
Investments accounted for using the equity method	65,796	55,081
Judicial deposits	43,999	0
Property and equipment	74,095	59,132
Right of use – Leases	141,226	102,117
Intangible assets	1,326,216	1,057,949
Total non-current assets	1,913,539	1,523,594
Total assets	4,032,985	3,585,051
Current liabilities
Trade payables	13,369	11,527
Leases	33,307	33,303
Accounts payable	38,101	38,667
Labor and social security obligations	199,422	182,071
Loans and obligations	93,862	45,220
Taxes and contributions payable	35,047	40,855
Total current liabilities	413,108	351,643
Non-current liabilities
Accounts payable	6	0
Leases	126,877	86,152
Labor and social security obligations	9,221	8,992
Loans and obligations	872,770	816,322
Deferred taxes	4,641	5,086
Provision for contingencies	44,446	0
Retirement plans liabilities	508,416	374,813
Total non-current liabilities	1,566,377	1,291,365
Total liabilities	1,979,485	1,643,008
Equity
Share capital	19	18
Additional paid-in capital	2,236,406	2,097,712
Treasury shares	(306,608)	(259,773)
Retained earnings	91,974	30,682
Other comprehensive income and other reserves	(43,013)	73,769
Equity attributable to owners of parent	1,978,778	1,942,408
Non-controlling interests	74,722	(365)
Total equity	2,053,500	1,942,043
Total liabilities and equity	R$ 4,032,985	R$ 3,585,051